Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income [Abstract]
Disclosure of detailed information about finance income [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Fair value adjustment on redeemable preference shares (note 9)	1,654	3,356
Interest income and other	4,199	2,899
Total finance income	5,853	6,255

Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Unrealized losses on gold hedging instruments (note 28(b))	(13,606)	‐
Realized losses on gold hedging instruments (note 28(b))	(9,515)	‐
Interest on lease liabilities (note 12)	(5,077)	(17)
Accretion expense on asset retirement provisions (note 13(b))	(2,246)	‐
Accretion expense on deferred consideration (note 14(a))	(2,481)	‐
Change in fair value of contingent consideration (notes 14(b) and (c))	(4,894)	‐
Other	(485)	(6)
Total finance expense	(38,304)	(23)